Schedule II - Shenzhen Jifu Communication Technology Co., Ltd	12 Months Ended
Dec. 31, 2013
Schedule II - Shenzhen Jifu Communication Technology Co., Ltd [Abstract]
Schedule II - Shenzhen Jifu Communication Technology Co., Ltd
SHENZHEN JIFU COMMUNICATION TECHNOLOGY CO., LTD
CONDENSED CONSOLIDATED BALANCE SHEETS
AS AT JULY 4, 2013
(Stated in US Dollars)

As of
July 4, 2013

ASSETS
Current assets:
Cash and cash equivalents	$60,449
Trade accounts receivable	1,392,440
Other receivables, net	332,409
Inventories	664
Total current assets	$1,785,962

Long-term assets:
Property, plant and equipment, net	23,301

TOTAL ASSETS	$1,809,263

LIABILITIES
Current liabilities:
Accounts payable	$290,830
Other payables and accrued expenses	608,174
Other taxes payables	57,208

Total current liabilities	$956,212

TOTAL LIABILITIES	$956,212

STOCKHOLDERS' EQUITY
Registered capital	$362,472
Retained earnings	383,074
Accumulated other comprehensive income	107,505

TOTAL STOCKHOLDERS' EQUITY	$853,051

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$1,809,263

SHENZHEN JIFU COMMUNICATION TECHNOLOGY CO., LTD
CONDENSED CONSOLIDATED STATEMENTS OF OPERATION AND COMPREHENSIVE LOSS
FOR THE PERIOD FROM JANUARY 1 TO JULY 4, 2013
(Stated in US Dollars)

From the period of
January 1, 2013
to
July 4, 2013

Net sales	$1,929,970

Costs of sales	697,392

Gross profit	$1,232,578

Selling expense	42,557
General and administrative expenses	862,754

Total Operating Expenses	905,311

Income from operations	$327,267

Other expenses (income)
Other income	119,756

Income before income taxes	$447,023

Income tax provision	-

Net income	$447,023

Foreign currency translation gain(loss)	(6,609)

Comprehensive income	$440,414

SHENZHEN JIFU COMMUNICATION TECHNOLOGY CO., LTD
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE PERIOD FROM JANUARY 1 TO JULY 4, 2013
(Stated in US Dollars)

For the period from
January 1, 2013
to
July 4, 2013

Cash flows provided by (used for) operating activities:
Net income	$447,023
Depreciation	4,383
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Trade accounts receivable	(1,320,606)
Other receivable and prepayment	(5,434)
Inventory	(654)
Account payables	287,739
Other payables and accrued expenses	607,714
Net cash provided by (used for) operating activities	$20,165

Cash flows provided by (used for) investing activities:
Acquisition of plant and equipment	$(848)
Net cash provided by (used for) investing activities	$(848)

Net cash provided by (used for) financing activities	$-

Effect of Exchange Rate Changes on Cash	$1,000

Net increase (decrease) in cash and cash equivalents	$20,317

Cash and cash equivalents - beginning of period	$40,132

Cash and cash equivalents - end of period	$60,449

Supplementary disclosure of cash flow information:
Interest received	$-
Interest paid	$-